Commitments and contingencies	12 Months Ended
Mar. 31, 2018
Commitments and contingencies
Commitments and contingencies

24Commitments and contingencies

(a)Operating lease commitments

For the years ended March 31, 2016, 2017 and 2018, total rental expenses for operating leases were RMB4,898, RMB2,859 and RMB3,483 (US$555), respectively.

The total future minimum payments under non-cancellable operating leases of rental arrangements as of March 31, 2018 are as follows:

	March 31, 2018
	RMB	US$
Fiscal years ending March 31,
2019	1,315	210
2020	26	4
2021	—	—
2022	—	—
2023 and thereafter	—	—

Total payments	1,341	214

(b)Contractual commitments

(i)Research and development agreement

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. As of March 31, 2018, total future minimum payment under this agreement for the fiscal year ending March 31, 2019 amounted to RMB2,000 (US$319).

(ii)Cooperation agreements

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The annual service fee was RMB2,600 (US$415) and was renewed to RMB3,000 (US$478) effective from September 2017. The renewed agreement has a term of four years commencing in September 2017.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”) for a term of 20 years. Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The annual service fee was RMB2,000 and was renewed to RMB3,200 (US$510) effective from October 2013.

As of March 31, 2018, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2018
	RMB	US$
Fiscal years ending March 31,
2019	6,200	988
2020	6,200	988
2021	6,200	988
2022	4,450	709
2023	3,200	510
2024 and thereafter	21,067	3,360

Total payments	47,317	7,543